Property, plant and equipment, net (Details) - EUR (€) € in Thousands	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Property, plant and equipment	€ 24,919		€ 27,343
Thereof pledged assets of Property, Plant and Equipment	13,362		6,618
European Investment Bank
Property, plant and equipment
Thereof pledged assets of Property, Plant and Equipment		€ 10,000
Property | Leased assets
Property, plant and equipment
Property, plant and equipment	19,081		20,045
Machinery
Property, plant and equipment
Property, plant and equipment	4,516		5,779
Other PPE
Property, plant and equipment
Property, plant and equipment	1,264		1,459
Assets under construction and prepayments made
Property, plant and equipment
Property, plant and equipment	€ 58		€ 60